Schedule of Changes in Fair Value of Level 3 Valued Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Balance
Proceeds from issuance	24,497
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Issuance of SAFE in lieu of cash for advisory services
Loss at inception	2,412
Change in fair value	(2,684)
Conversion into Common Stock	(24,225)
Balance
Forward Purchase Agreement Derivative Asset [Member]
Short-Term Debt [Line Items]
Balance
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset	(4,520)
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Change in fair value	4,290
Conversion into Common Stock
Balance	(230)
Public Warrants [Member]
Short-Term Debt [Line Items]
Balance
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023	2,990
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Change in fair value	(2,415)
Conversion into Common Stock
Balance	575
Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Balance
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023	497
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Change in fair value	(401)
Conversion into Common Stock
Balance	96
Simple Agreement For Future Equity [Member]
Short-Term Debt [Line Items]
Balance	29,190	15,811
Proceeds from issuance	2,760	10,650
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Issuance of SAFE in lieu of cash for advisory services	166	195
Loss at inception
Extinguishment of term notes payable
Change in fair value	(3,253)	2,534
Conversion into Common Stock	(28,863)
Balance		29,190
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Balance	1,152	1,572
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Extinguishment of term notes payable
Change in fair value	874	(420)
Conversion into Common Stock	(2,026)
Balance		1,152
Notes Payable to Banks [Member]
Short-Term Debt [Line Items]
Balance		505
Proceeds from issuance
Issuance of SAFE in lieu of cash for advisory services
Extinguishment of term notes payable		(516)
Change in fair value		11
Balance